OTHER FINANCIAL ASSETS - Schedule of other financial assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Other Financial Assets [Line Items]
Non-current assets	$ 34,485,000	$ 15,517,000
Restricted advances		340,008
Other Financial Assets and Hedging Derivative Assets
Other Financial Assets [Line Items]
Current Assets	174,819,000	503,515,000
Non-current assets	34,485,000	15,517,000
Total Assets	209,304,000	519,032,000
Other Financial Assets Categories
Other Financial Assets [Line Items]
Current Assets	152,683,000	481,914,000
Non-current assets	34,485,000	15,517,000
Total Assets	187,168,000	497,431,000
Other Financial Assets Categories | Deposits in guarantee (aircraft)
Other Financial Assets [Line Items]
Current Assets	31,624,000	22,340,000
Non-current assets	9,736,000	1,273,000
Total Assets	41,360,000	23,613,000
Other Financial Assets Categories | Guarantees for margins of derivatives
Other Financial Assets [Line Items]
Current Assets	12,829,000	7,460,000
Non-current assets	0	0
Total Assets	12,829,000	7,460,000
Other Financial Assets Categories | Other investments
Other Financial Assets [Line Items]
Current Assets	0	0
Non-current assets	494,000	513,000
Total Assets	494,000	513,000
Other Financial Assets Categories | Guaranteed debt advances Chapter 1
Other Financial Assets [Line Items]
Current Assets	0	340,008,000
Non-current assets	0	0
Total Assets	0	340,008,000
Other Financial Assets Categories | Other guarantees given
Other Financial Assets [Line Items]
Current Assets	108,230,000	112,106,000
Non-current assets	24,255,000	13,731,000
Total Assets	132,485,000	125,837,000
Hedging Assets Categories
Other Financial Assets [Line Items]
Current Assets	22,136,000	21,601,000
Non-current assets	0	0
Total Assets	22,136,000	21,601,000
Hedging Assets Categories | Fair value of interest rate derivatives
Other Financial Assets [Line Items]
Current Assets	0	8,816,000
Non-current assets	0	0
Total Assets	0	8,816,000
Hedging Assets Categories | Fair value of foreign currency derivatives
Other Financial Assets [Line Items]
Current Assets	0	191,000
Non-current assets	0	0
Total Assets	0	191,000
Hedging Assets Categories | Fair value of fuel price derivatives
Other Financial Assets [Line Items]
Current Assets	22,136,000	12,594,000
Non-current assets	0	0
Total Assets	$ 22,136,000	$ 12,594,000